Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Share capital and share premium	Share capital and share premium Credit Suisse	Treasury shares	Treasury shares Credit Suisse	Retained earnings	Other comprehensive income recognized directly in equity, net of tax	of which: foreign currency translation	of which: cash flow hedges	Total equity attributable to shareholders	Total equity attributable to shareholders Credit Suisse	Non-controlling interests
Balance at Dec. 31, 2022		$ 13,850		$ (6,874)		$ 50,004	$ (103)	$ 4,128	$ (4,234)	$ 56,876
Impact of the settlement of pre-existing relationships					$ (61)						$ (61)
Acquisition of treasury shares				(2,318)						(2,318)
Delivery of treasury shares under share-based compensation plans		(798)		876						78
Other disposal of treasury shares		(1)		126						125
Cancellation of treasury shares related to the share repurchase program		(561)		1,115		(554)				0
Share-based compensation expensed in the income statement		445								445
Tax (expense) / benefit		5								5
Dividends		(839)				(839)				(1,679)
Equity classified as obligation to purchase own shares		(19)								(19)
Translation effects recognized directly in retained earnings						48	(48)		(48)	0
New consolidations / (deconsolidations) and other increases / (decreases)		2								2
Total comprehensive income for the period	$ 28,300					27,977	312	474	(169)	28,289		$ 11
of which: net profit / (loss)	28,371					28,360				28,360		11
of which: OCI, net of tax	(71)					(383)	312	474	(169)	(71)
Balance at Jun. 30, 2023	86,091	12,867		(4,208)		76,636	161	4,602	(4,451)	85,455		636
Purchase price consideration, before consideration of share-based compensation awards			$ 619		$ 2,928						3,547
Impact of share-based compensation awards			$ 162								$ 162
Equity attributable to non-controlling interests	531
Balance at Dec. 31, 2023	86,156	13,562		(4,796)		74,397	2,462	5,584	(3,109)	85,624
Equity attributable to shareholders at the beginning of the period at Dec. 31, 2023	85,624
Total comprehensive income for the period	(245)									(240)		(5)
of which: net profit / (loss)	1,764									1,755		9
of which: OCI, net of tax	(2,008)									(1,994)
Equity attributable to shareholders at the end of the period at Mar. 31, 2024	84,777
Balance at Mar. 31, 2024	85,283
Balance at Dec. 31, 2023	86,156	13,562		(4,796)		74,397	2,462	5,584	(3,109)	85,624
Equity attributable to shareholders at the beginning of the period at Dec. 31, 2023	85,624
Acquisition of treasury shares				(1,900)						(1,900)
Delivery of treasury shares under share-based compensation plans		(1,051)		1,133						82
Other disposal of treasury shares		1		65						66
Share-based compensation expensed in the income statement		610								610
Tax (expense) / benefit		14								14
Dividends		(1,128)				(1,128)				(2,256)
Equity classified as obligation to purchase own shares		(27)								(27)
Translation effects recognized directly in retained earnings						(63)	63		63	0
Share of changes in retained earnings of associates and joint ventures						(1)				(1)
New consolidations / (deconsolidations) and other increases / (decreases)		106				8				114
Total comprehensive income for the period	1,369					2,964	(1,608)	(1,252)	(327)	1,356		13
of which: net profit / (loss)	2,939					2,890				2,890		48
of which: OCI, net of tax	(1,570)					73	(1,608)	(1,252)	(327)	(1,535)
Equity attributable to shareholders at the end of the period at Jun. 30, 2024	83,683
Balance at Jun. 30, 2024	84,218	12,089		(5,498)		76,176	917	4,332	(3,373)	83,683		535
Equity attributable to non-controlling interests	506
Balance at Mar. 31, 2024	85,283
Equity attributable to shareholders at the beginning of the period at Mar. 31, 2024	84,777
Total comprehensive income for the period	1,614									1,596		18
of which: net profit / (loss)	1,175									1,136		40
of which: OCI, net of tax	439									460
Equity attributable to shareholders at the end of the period at Jun. 30, 2024	83,683
Balance at Jun. 30, 2024	84,218	$ 12,089		$ (5,498)		$ 76,176	$ 917	$ 4,332	$ (3,373)	$ 83,683		$ 535
Equity attributable to non-controlling interests	$ 535